UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 410 Park Avenue
         Suite 420
         New York, New York  10022

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $414,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101     9677   257700 SH  PUT  SOLE                   257700        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     9680   257800 SH  PUT  SOLE                   257800        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    20119   535790 SH       SOLE                   535790        0        0
ALTRIA GROUP INC               COM              02209S103    45808   646461 SH       SOLE                   646461        0        0
ALTRIA GROUP INC               COM              02209S103    41283   582600 SH  PUT  SOLE                   582600        0        0
BANKFINANCIAL CORP             COM              06643P104     6296   395479 SH       SOLE                   395479        0        0
BANKUNITED FINL CORP           CL A             06652B103     3542   131000 SH       SOLE                   131000        0        0
ENGELHARD CORP                 COM              292845104     8712   219943 SH       SOLE                   219943        0        0
HEINZ H J CO                   COM              423074103    14795   390157 SH       SOLE                   390157        0        0
HUDSON CITY BANCORP            COM              443683107    12511   941374 SH       SOLE                   941374        0        0
IAC INTERACTIVECORP            COM NEW          44919P300    21720   737020 SH       SOLE                   737020        0        0
IMAX CORP                      COM              45245E109     4129   406800 SH       SOLE                   406800        0        0
INTL PAPER CO                  COM              460146103    24524   709400 SH  PUT  SOLE                   709400        0        0
INTL PAPER CO                  COM              460146103    25731   744317 SH       SOLE                   744317        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107    16459   211500 SH       SOLE                   211500        0        0
KKR FINL CORP                  COM              482476306    13279   592010 SH       SOLE                   592010        0        0
LEVITT CORP                    CL A             52742P108     8761   397502 SH       SOLE                   397502        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    25592  3117137 SH       SOLE                  3117137        0        0
LONGVIEW FIBRE CO              COM              543213102     9018   349000 SH       SOLE                   349000        0        0
METLIFE INC                    COM              59156R108    10442   215878 SH       SOLE                   215878        0        0
NCR CORP NEW                   COM              62886E108    12916   309075 SH       SOLE                   309075        0        0
REGAL ENTMT GROUP              CL A             758766109    12326   655288 SH       SOLE                   655288        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    10254   188500 SH  PUT  SOLE                   188500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    12947   238000 SH  PUT  SOLE                   238000        0        0
TRIARC COS INC                 CL B SER 1       895927309    13279   759677 SH       SOLE                   759677        0        0
WEYERHAEUSER CO                COM              962166104    20931   288983 SH       SOLE                   288983        0        0